Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of the year	$ 2,236	$ 405
Increases based on tax positions related to current year	1,061	733
Increases based on tax positions related to prior years	165	1,199
Decreases based on tax positions related to prior years	(245)	(101)
Balance at end of year	$ 3,217	$ 2,236